Share Based Compensation - Summary of Nonvested Share Activity (Details) - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Number of Options, Unvested options at beginning of the period	1,507	270	270	335
Number of Options, Granted	400	1,400	1,700	1,700
Number of Options, Vested	(347)	(331)	(463)	(1,676)
Number of Options, Expired/forfeited	0	0	0	(89)
Number of Options, Unvested options at end of the period	1,560	1,339	1,507	270
Weighted Average Grant Date Fair Value per share, Unvested options at beginning of the period	$ 6.05	$ 5.79	$ 5.79	$ 1.2
Weighted Average Grant Date Fair Value per share, Granted	10.52	15.2	6.26	4.65
Weighted Average Grant Date Fair Value per share, Vested	5.96	6.21	4.65	3.79
Weighted Average Grant Date Fair Value per share, Expired/forfeited	0	0	0	4.35
Weighted Average Grant Date Fair Value per share, Unvested options at end of the period	$ 7.15	$ 5.98	$ 6.05	$ 5.79